                      Seward & Kissel
                  One Battery Park Plaza
                 New York, New York 10105


                                March 3, 2000



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


      Alliance Mortgage Securities Income Fund, Inc.
            (File Nos. 002-85921 and 811-03829)
       _____________________________________________


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, the text of which was filed electronically.


                                Very truly yours,


                                /s/ Janet R. Murtha



















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